Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Schedule of components of income tax benefit (expense)
Income tax benefit (expense) consisted of the following:

	December 31, 2019	December 31, 2020	December 31, 2021
Current income tax expense:
Current income tax benefit (expense)	$(6,205)	$(28,713)	$1,686
Adjustments in respect of current income tax of previous year	103	98	(872)
Deferred tax
Net operating and investment allowance carryforwards	(216,582)	34,561	(78,043)
Currency effect on non-monetary assets of subsidiary	8,961	43,155	(36,859)
Other change in temporary differences	(10,338)	(36,834)	35,821
Income tax benefit (expense) reported in the consolidated statements of operations and comprehensive loss	(224,061)	12,267	(78,267)

Reconciliation between tax benefit and accounting profit multiplied by the Company's tax rate
A reconciliation between tax benefit and accounting profit multiplied by the Company’s statutory rate of 0% is as follows:

	December 31, 2019	December 31, 2020	December 31, 2021
Loss before income taxes	$(1,147,125)	$(1,363,127)	$(175,664)
Foreign tax rate differential	10,567	58,505	(74,664)
Adjustments in respect to current income tax of previous years	103	98	(972)
Government grants exempt from tax	20,094	12,950	4,735
Deductible expense for tax purpose	1,944	(8,033)	(1,499)
Impact of unrecognized deferred tax assets	(246,465)	(62,734)	9,481
Non-deductible expenses for tax purposes	569	—	(4,067)
Effects of foreign exchange gains (loss)	(10,347)	40,256	(22,021)
Impact of change in liability for uncertain tax positions	(77)	8,922	6,992
Withholding Tax	—	(33,504)	—
Other effects	(449)	(4,193)	3,748
Income tax benefit (expense)	$(224,061)	$12,267	$(78,267)
Effective income tax rate	19.53%	(0.90)%	44.55%

schedule of deferred tax assets and liabilities
Components of the Company’s deferred tax assets and liabilities are attributable as follows:

	December 31, 2020	December 31, 2021
Accelerated depreciation on property, plant and equipment	$(589,699)	$(458,482)
Losses, credits and investment allowances available for offsetting against future taxable income	648,141	394,021
Accrued expenses	313,404	348,710
Inventory	67,692	65,084
Other comprehensive income	(2,677)	111
Currency effect	(718)	(8,386)
Deferred income	13,363	9,657
Other	(14,362)	(249)
Net deferred tax assets	$435,144	$350,466
The classification of the net deferred tax assets (liabilities) in the statements of financial position is as follows:

	December 31, 2020	December 31, 2021
Deferred tax assets	$443,566	$352,770
Deferred tax liabilities	(8,422)	(2,304)
Net deferred tax assets	$435,144	$350,466

Schedule of deferred tax assets, net
A reconciliation of deferred taxes, net is as follows:

	December 31, 2020	December 31, 2021

Beginning balance	$407,459	$435,144
Tax expense recognized to consolidated statements of operations	40,882	(79,081)
Tax benefit (expense) recognized to other comprehensive loss	(2,106)	2,788
Tax benefit (expense) recognized from acquisition of subsidiaries	(10,379)	—
Uncertain tax positions and others	(712)	(8,385)
Ending balance	$435,144	$350,466